Prepayments and Other Assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and Other Assets
6 .	Prepayments and other assets
The current and
non-current
portions of prepayments and other assets consist of the
following
:

	As of December 31,
	2020	2021
Prepayments and other current assets
Prepayments to vendors (Note a)	203,063	1,427,820
VAT recoverable	87,879	260,571
Prepayment for repurchase of ordinary shares	15,825	15,901
VAT refund for export sales (Note b)	5,510	14,041
Others (Note c)	4,089	10,694

	316,366	1,729,027

Other n on-current assets
Rental and other deposits	2,530	2,956

Note a: Prepayments to vendors mainly represent prepayments made to third-party suppliers for foundry service. The Company also records a provision for the prepayment to third-party suppliers when the Company believes that the net realizable value (being the estimated selling price of final products, less the costs of completion and selling expenses) is less than carrying amount. For the years ended December 31, 2019, 2020 and 2021, the Company recorded a write-down of

RMB202,522, nil and nil for the prepayment to third-party suppliers in cost of revenues. As of December 31, 2020 and 2021, the
Company
’s purchase obligation to third-party suppliers for foundry service was RMB121,015 and

RMB
917,346 respectively.
Note b: Canaan Convey Co., Ltd. is entitled to VAT refund for its export sales.
Note c: During the years ended December 31, 2019, 2020 and 2021, the
Company

recorded provision of allowance for other receivables of nil, RMB4,606 and RMB5,517, respectively.